Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

6.      OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Custodian assets held by FTX	9,826,600	9,826,600
Deposits due from third parties	1,879,821	184,390
Interest receivable – fixed deposits	57,695	81,095
Others	5,505	35,292
Total	11,769,621	10,127,377
Less: Allowance for credit losses	(9,926,355)	(9,826,600)
	1,843,266	300,777

The following table presents the activity in allowance for credit losses for the years ended December 31,2023 and 2022:

	As of December 31,
	2023	2022
	US$	US$
Opening balance	9,826,600	—
Credit loss expense	99,755	9,826,600
Closing balance	9,926,355	9,826,600

In November 2022, FTX cryptocurrency exchange filed for Chapter 11 bankruptcy. The Company had US$2.09 million in US dollars and 480 Bitcoin worth US$7.74 million (measured at the carrying value of Bitcoin as of December 31, 2022) in its FTX account. Due to the uncertain outcome of the bankruptcy, the Company reclassified the funds as custodian assets held by FTX and recorded a full impairment charge on those balances during 2022.